TAXATION - Other tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
TAXATION
Total	$ 101	Rp 1,422	Rp 1,886
The company
TAXATION
Article 4 (2) - Final tax		53	43
Article 21 - Individual income tax		119	101
Article 22 - Withholding tax on goods delivery and imports		5	7
Article 23 - Withholding tax on services delivery		21	38
Article 26 - Withholding tax on non-resident income		7	9
VAT		490	487
Total		695	685
Subsidiaries
TAXATION
Article 4 (2) - Final tax		136	153
Article 21 - Individual income tax		176	108
Article 22 - Withholding tax on goods delivery and imports		4	3
Article 23 - Withholding tax on services delivery		55	80
Article 26 - Withholding tax on non-resident income		7	5
VAT		349	852
Total		Rp 727	Rp 1,201